                        SUPPLEMENT DATED DECEMBER 7, 2006
                                       TO
                          PROSPECTUS DATED MAY 1, 2006
                                       FOR
                            FARMERS VARIABLE ANNUITY
                                    ISSUED BY
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY

Effective November 3, 2006, the Money Market VIP Portfolio (formerly Scudder Money Market Portfolio) of DWS Variable Series I (formerly Scudder Variable Series I) merged into the DWS Money Market VIP Portfolio of DWS Variable Series II.

                                      * * *

This Supplement amends your Prospectus by deleting all references in your Prospectus to (DWS) Money Market VIP Portfolio (formerly Scudder Money Market Portfolio).

This Supplement further amends the following disclosures in your Prospectus regarding DWS Variable Series II:

1. On the cover page of your Prospectus, the reference to DWS Variable Series II is amended to read as follows:

     - DWS VARIABLE SERIES II (FORMERLY SCUDDER VARIABLE SERIES II) - CLASS A SHARES

               - DWS Dreman High Return Equity VIP (formerly SVS Dreman High Return Equity Portfolio)

               - DWS Government & Agency Securities VIP (formerly Scudder Government & Agency Securities Portfolio)

               -    DWS High Income VIP (formerly Scudder High Income Portfolio)

               -    DWS Money Market VIP**

               - DWS Small Cap Growth VIP (formerly Scudder Small Cap Growth Portfolio)

** Effective November 3, 2006, pursuant to shareholder approval, Money Market VIP (formerly Scudder Money Market Portfolio), a portfolio within DWS Variable Series I (formerly Scudder Variable Series I), merged into the DWS Money Market VIP Portfolio, a portfolio within DWS Variable Series II (formerly Scudder Variable Series II).

2. On page 9 of your Prospectus, within the ANNUAL PORTFOLIO OPERATING EXPENSES table, the listing of the fees and expenses for DWS Variable Series II is amended to read as follows:


Please Retain This Supplement For Future Reference                             1

                                                                                          CONTRACTUAL
                                                                                             WAIVER
                                                                                 GROSS         OR
                                                                                 TOTAL      EXPENSE     NET TOTAL
                                               MANAGEMENT   12B-1     OTHER      ANNUAL    REIMBURSE-     ANNUAL
PORTFOLIO                                         FEES       FEES   EXPENSES   EXPENSES       MENT      EXPENSES
---------                                      ----------   -----   --------   --------   -----------   ---------
DWS VARIABLE SERIES II (FORMERLY SCUDDER
VARIABLE SERIES II) (CLASS A SHARES)
   DWS Dreman High Return Equity VIP
      (formerly SVS Dreman High Return
      Equity Portfolio)                           0.73%      N/A      0.05%      0.78%        N/A         0.78%
   DWS Government & Agency Securities VIP
      (formerly Scudder Government & Agency
      Securities Portfolio)                       0.55%      N/A      0.08%      0.63%        N/A         0.63%
   DWS High Income VIP (formerly Scudder
      High Income Portfolio)                      0.60%      N/A      0.10%      0.70%        N/A         0.70%
   DWS Money Market VIP(5)                        0.39%      N/A      0.05%      0.44%        N/A         0.44%
   DWS Small Cap Growth VIP (formerly
      Scudder Small Cap Growth Portfolio)(6)      0.65%      N/A      0.07%      0.72%        N/A         0.72%

(5) Effective November 3, 2006, pursuant to shareholder approval, Money Market VIP (formerly Scudder Money Market Portfolio), a portfolio within DWS Variable Series I (formerly Scudder Variable Series I), merged into the DWS Money Market VIP Portfolio, a portfolio within DWS Variable Series II (formerly Scudder Variable Series II).

     The Management Fees for DWS Money Market VIP have been restated to reflect the management fee schedule for DWS Money Market VIP that is effective upon consummation of the merger. Other expenses are estimated, accounting for the effect of the merger. Through April 30, 2010, the investment manager has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.44% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3. On pages 9, 10, and 11 of your Prospectus, existing footnotes 5 through 13 are renumbered as footnotes 6 through 14, respectively.

4. Within the INVESTMENT OBJECTIVES OF THE PORTFOLIOS table appearing on pages 14, 15, 16, and 17 of your Prospectus, the following listing of Investment Objective and Investment Adviser replaces the existing listing for (DWS) Money Market VIP (Class A Shares) (formerly Scudder Money Market Portfolio) that appears at the bottom of the table on page 15:

PORTFOLIO                               INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                               -------------------------------------------
DWS MONEY MARKET VIP (CLASS A SHARES)   Seeks maximum current income to the extent
                                        consistent with stability of principal. The
                                        investment adviser is Deutsche Investment
                                        Management Americas Inc.


Please Retain This Supplement For Future Reference                             2